united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Semi - Annual Report

December 31, 2017

Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

 Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

January 31, 2018

Dear Shareholders:

This Semi-Annual Report for the Quantified Funds covers the period from July 1, 2017 – December 31, 2017. The Quantified Funds are a series of funds, sub-advised by Flexible Plan Investments, Ltd., which are actively managed using dynamic asset allocation to adjust to market environments.

The Investor class shares of The Quantified All-Cap Equity Fund had a return of 9.42% for the period, while the Advisor class shares returned 9.05%, compared with 11.42% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The Fund utilizes futures in its portfolio. The Fund’s momentum-ranking methodology continued to equally weight to large-, mid-, and small-cap stocks in the chosen stock baskets. An overweighting of the Fund’s portfolio in international stock baskets composed of ADRs as well as in technology sector stocks and leveraged broad index equity ETF positions, overcame the underperformance of small-cap stocks during the fourth quarter. However, a net loss on actively traded S&P futures contracts, along with cash and fee drags, caused the Fund to lag the benchmark returns.

The Investor class shares of The Quantified Alternative Investment Fund had a return of 9.20% for the period, and the Advisor class shares returned 8.89% versus 11.42% for the S&P 500 Total Return Index, while the HFRI Global Hedge Fund Index returned 3.35%. The Fund’s investment objective is to seek high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk. It can use futures to achieve its investment objective. The Fund’s positive performance was primarily due to its actively managed emerging market equity ETF positions, as well as financial and technology sector ETFs. The Fund had a quarterly alternative asset allocation update in late September, which resulted in replacing alternative energy ETFs with an actively managed sub-portfolio of industrial sector ETFs. The quarterly update in late December led to eliminating most of the alternative mutual fund holdings and adding alternative energy ETFs and an actively managed sub-portfolio of materials sector ETFs. A 2% holding of an inverse VIX futures ETF, which rallied nearly 35% during the fourth quarter, as well as long futures positions in NASDAQ 100 E-mini contracts, contributed to gains.

The Investor class shares of The Quantified Managed Income Fund returned 1.67% for the period, as the Advisor class shares returned 1.30%, compared with a gain of 1.24% for the Bloomberg Barclays Aggregate US Bond Index. The Fund’s investment objective is to seek high total return from fixed income vehicles on an annual basis consistent with a moderate tolerance for risk. It can utilize futures in its portfolio. The dividend-paying stock holdings and income-generating ETFs outperformed the benchmark during this period. The balance of the portfolio was in fixed-income ETF holdings, which included a static core and actively managed components. The actively traded Ultra U.S. Treasury Bond Futures, which represent 10% of the Fund’s investments, incurred marginal losses. Changes to the static core holdings of the Fund included replacing an Intermediate U.S. Treasury ETF with an emerging market bond index ETF, and reducing the broad-bond market index ETF positions.

The Investor class shares of The Quantified Market Leaders Fund had a return of 15.32% for the period, while the Advisor class shares returned 14.94% versus a return of 11.16% for the Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. It uses some swaps and leverage to achieve its investment goal. Continued leveraged overweighting to the emerging market index ETF, developed market index ETF, and large-cap growth ETFs resulted in the Fund’s outperformance during the third quarter. The Fund continued to leverage its market exposure in the portfolio in the fourth quarter, but its reduced weightings in emerging market index ETFs and reallocation of developed market index ETFs with small-cap ETFs, resulted in the Fund’s underperformance during the last quarter of the year. This was offset for the entire period by its stronger performance during the third quarter. In the fourth quarter, the relative-strength-based ETF ranking continued to select semiconductor and technology sector ETFs and replaced biotech and health-care sector ETFs with financial sector ETFs.

The Investor class shares of The Quantified STF Fund returned 26.16% as the Advisor class shares returned 25.80% compared with a return of 13.88% for the NASDAQ 100 Total Return Index for the same period. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index, and the Fund achieves its objective primarily through the use of futures. The market index continued the strong uptrend it established in late 2016, allowing the STF strategy to continue its fully leveraged 2X market index exposure for all of 2017.

Thank you for your trust in us. If at any time you would like further information about the Funds or Flexible Plan’s investment approach, please go to the website of Flexible Plan Investments, the Sub-adviser, at www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred, LLC

Sub-adviser	Adviser

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	1.67%	5.05%	2.46%	N/A	2.10%
Quantified Managed Income Fund - Advisor Class	1.30%	4.36%	N/A	4.46%	N/A
Bloomberg Barclays Aggregate Bond Index **	1.24%	3.54%	2.24%	2.08%	2.90%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.78% for Investor Class and 2.38% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	Bloomberg Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses. This index is also known as Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of December 31, 2017 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange Traded Funds:
Debt Funds	58.6%
Equity Funds	26.9%
Common Stock	9.2%
Money Market Funds	3.9%
Other Assets Less Other Liabilities	1.4%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 9.2%
	BEVERAGES - 1.0%
3,297	PepsiCo, Inc.	$395,376

	CHEMICALS - 1.0%
3,247	Monsanto Co.	379,185

	COMPUTERS - 1.0%
2,525	Accenture PLC	386,552

	COSMETICS/PERSONAL CARE - 1.0%
4,259	Procter & Gamble Co.	391,317

	ELECTRONICS - 1.0%
2,494	Honeywell International, Inc.	382,480

	HEALTHCARE-PRODUCTS - 0.3%
588	Becton, Dickinson and Co.	125,849

	REITS - 3.9%
20,667	Apollo Commercial Real Estate Finance, Inc.	381,306
25,192	Armada Hoffler Properties, Inc.	391,232
5,806	Equity Residential	370,249
7,789	Highwoods Properties, Inc.	396,538
		1,539,325

	TOTAL COMMON STOCK (Cost - $3,589,443)	3,600,084

	EXCHANGE TRADED FUNDS - 85.5%
	DEBT FUNDS - 58.6%
5,026	iShares 20+ Year Treasury Bond ETF	637,598
10,936	iShares 7-10 Year Treasury Bond ETF	1,154,514
10,605	iShares Core U.S. Aggregate Bond ETF	1,159,445
13,242	iShares iBoxx $ High Yield Corporate Bond ETF	1,155,497
24,744	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,007,881
33,784	JPMorgan Global Bond Opportunities ETF	1,728,639
39,963	PowerShares Emerging Markets Sovereign Debt Portfolio	1,180,507
60,983	PowerShares Fundamental High Yield Corporate Bond Portfolio	1,155,628
193,924	PowerShares Preferred Portfolio	2,881,711
40,519	SPDR Bloomberg Barclays Convertible Securities ETF	2,050,261
41,971	SPDR Bloomberg Barclays High Yield Bond ETF	1,541,175
23,757	SPDR Doubleline Total Return Tactical ETF	1,155,540
78,036	VanEck Vectors AMT-Free Intermediate Municipal Index ETF	1,878,327
14,191	Vanguard Total Bond Market ETF	1,157,560
22,902	Xtrackers USD High Yield Corporate Bond ETF	1,154,948
		22,999,231
	EQUITY FUNDS - 26.9%
62,465	Arrow Dow Jones Global Yield ETF	1,123,745
24,885	iShares Select Dividend ETF	2,452,666
31,772	Schwab U.S. REIT ETF	1,322,351
51,442	SPDR SSgA Income Allocation ETF	1,729,994
42,935	WisdomTree U.S. LargeCap Dividend Fund	3,955,172
		10,583,928

	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,579,073)	33,583,159

	SHORT-TERM INVESTMENTS - 3.9%
	MONEY MARKET FUNDS - 3.9%
757,657	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.15% (a)	757,657
757,658	First American Government Obligations Fund - Class Z 1.15% (a)	757,658
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,515,315)	1,515,315

	TOTAL INVESTMENTS - 98.6% (Cost - $38,683,831) (b)	$38,698,558
	OTHER ASSETS LESS OTHER LIABILITIES - 1.4%	566,485
	NET ASSETS - 100.0%	$39,265,043

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,842,150 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$57,464
Unrealized Depreciation:	(201,056)
Net Unrealized Depreciation:	$(143,592)

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2017	Appreciation (1)
3	U.S. Ultra Bond	Mar-18	$502,969	$1,021

(1)	Amount subject to interest rate risk exposure.

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	9.42%	18.83%	8.62%	N/A	6.78%
Quantified All-Cap Equity Fund - Advisor Class	9.05%	17.95%	N/A	17.36%	N/A
S&P 500 Total Return Index **	11.42%	21.83%	11.41%	18.42%	13.32%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.51% for Investor Class and 2.11% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2017 are as follows:

Holdings by Sector:	% of Net Assets
Common Stock:
REITS	7.6%
Semiconductors	6.4%
Commercial Services	6.2%
Chemicals	5.2%
Media	5.1%
Diversified Financial Services	3.9%
Healthcare - Services	3.8%
Exchange Traded Funds:
Equity Funds	15.1%
Money Market Funds	3.0%
Other Investments and Other Assets less Liabilities	43.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCKS - 80.9%
	AEROSPACE & DEFENSE - 0.2%
549	Aerojet Rocketdyne Holdings, Inc. *	$17,129

	AIRLINES - 1.1%
212	Hawaiian Holdings, Inc.	8,448
1,513	United Continental Holdings, Inc. *	101,976
		110,424
	AUTO MANUFACTURERS - 0.6%
2,552	Ford Motor Co.	31,874
769	General Motors Co.	31,521
		63,395
	AUTO PARTS & EQUIPMENT - 3.7%
6,318	American Axle & Manufacturing Holdings, Inc. *	107,596
201	Aptiv PLC	17,051
2,334	BorgWarner, Inc.	119,244
3,749	Dana, Inc.	120,005
		363,896
	BANKS - 3.1%
2,358	Bancolombia SA - ADR	93,518
4,265	PacWest Bancorp	214,956
		308,474
	BIOTECHNOLOGY - 1.0%
961	BeiGene Ltd. - ADR *	93,909

	BUILDING MATERIALS - 0.3%
81	Lennox International, Inc.	16,869
151	Trex Co., Inc. *	16,367
		33,236
	CHEMICALS - 5.2%
4,610	Chemours Co.	230,777
1,741	Daqo New Energy Corp. - ADR *	103,485
1,299	Eastman Chemical Co.	120,339
233	Ingevity Corp. *	16,420
340	Koppers Holdings, Inc. *	17,306
159	Lyondell Basell Industries NV	17,541
		505,868
	COMMERCIAL SERVICES - 6.2%
9,873	China Distance Education Holdings Ltd. - ADR	91,523
232	Deluxe Corp.	17,827
292	Insperity, Inc.	16,746
3,844	Korn/Ferry International	159,065
997	New Oriental Education & Technology Group, Inc. - ADR	93,718
316	Nutrisystem, Inc.	16,622
4,133	RELX NV - ADR	95,348
4,025	RELX PLC - ADR	95,393
99	S&P Global, Inc.	16,771
		603,013
	COMPUTERS - 1.0%
4,774	HP, Inc.	100,302

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
3,861	Legg Mason, Inc.	162,085
113	Mastercard, Inc.	17,104
5,480	Santander Consumer USA Holdings, Inc.	102,038
2,174	Yirendai Ltd. - ADR	95,591
		376,818
	ELECTRIC - 1.0%
1,262	Entergy Corp.	102,714

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	COMMON STOCKS - 80.9% (Continued)
	ELECTRONICS - 3.6%
1,504	Arrow Electronics, Inc. *	$120,937
27	Mettler-Toledo International, Inc. *	16,727
2,184	Tech Data Corp. *	213,966
		351,630
	FOOD - 0.1%
396	SUPERVALU, Inc. *	8,554

	FOREST PRODUCTS & PAPER - 3.3%
7,193	Schweitzer-Mauduit International, Inc.	326,274

	GAS - 1.0%
1,633	National Grid PLC - ADR	96,037

	HEALTHCARE-PRODUCTS - 3.4%
104	IDEXX Laboratories, Inc. *	16,264
1,858	Masimo Corp. *	157,558
5,532	Tactile Systems Technology, Inc. *	160,317
		334,139
	HEALTHCARE-SERVICES - 3.8%
1,177	Aetna, Inc.	212,319
1,581	Centene Corp. *	159,491
		371,810
	HOME BUILDERS - 1.2%
3,505	M/I Homes, Inc. *	120,572

	INSURANCE - 1.9%
1373	Aflac, Inc.	120,522
413	Lincoln National Corp.	31,747
236	Travelers Cos, Inc.	32,011
		184,280
	INTERNET - 2.8%
1,310	58.com, Inc. - ADR *	93,757
874	Weibo Corp. - ADR *	90,424
809	YY, Inc. - ADR *	91,466
		275,647
	IRON & STEEL - 1.0%
3,007	Ternium SA - ADR	94,991

	LODGING - 1.2%
656	China Lodging Group Ltd. - ADR	94,746
106	Wynn Resorts Ltd.	17,871
		112,617
	MEDIA - 5.1%
1,406	AMC Networks, Inc. *	76,036
3,607	CBS Corp.	212,813
11,487	Time, Inc.	211,935
		500,784
	MINING - 0.3%
6,737	Tahoe Resources, Inc.	32,270

	OIL & GAS - 2.5%
820	Carrizo Oil & Gas, Inc. *	17,450
669	Gulfport Energy Corp. *	8,536
56,571	Northern Oil and Gas, Inc. *	115,971
9,508	Transocean Ltd. *	101,545
		243,502
	PACKAGING & CONTAINERS - 1.4%
276	Berry Global Group, Inc. *	16,193
5,498	Owens-Illinois, Inc. *	121,891
		138,084

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	COMMON STOCKS - 80.9% (Continued)
	PHARMACEUTICALS - 3.5%
8,095	Diplomat Pharmacy, Inc. *	$162,467
12,851	Endo International PLC *	99,595
1,309	Lannett Co, Inc. *	30,369
1,487	Valeant Pharmaceuticals International, Inc. *	30,900
235	Zoetis, Inc.	16,929
		340,260
	REAL ESTATE - 1.0%
13,944	Xinyuan Real Estate Co. Ltd. - ADR *	94,959

	REITS - 7.6%
5,001	AGNC Investment Corp.	100,970
6,342	Apollo Commercial Real Estate Finance, Inc.	117,010
5,417	CBL & Associates Properties, Inc.	30,660
4,008	Douglas Emmett, Inc.	164,568
7,590	Mack-Cali Realty Corp.	163,640
2,917	Realty Income Corp.	166,327
		743,175
	RETAIL - 0.8%
181	Foot Locker, Inc.	8,485
1,566	Macy’s, Inc.	39,448
9,085	Office Depot, Inc.	32,161
		80,094
	SEMICONDUCTORS - 6.4%
4,143	Applied Materials, Inc.	211,790
8,897	Kulicke & Soffa Industries, Inc. *	216,508
203	Micron Technology, Inc. *	8,347
3,527	Silicon Motion Technology Corp. - ADR	186,790
		623,435
	SOFTWARE - 1.3%
8,949	Cheetah Mobile, Inc. - ADR *	108,104
130	MSCI, Inc.	16,450
		124,554
	TELECOMMUNICATIONS - 0.1%
113	InterDigital, Inc.	8,605

	TRANSPORTATION - 0.3%
536	Atlas Air Worldwide Holdings, Inc. *	31,436

	TOTAL COMMON STOCKS (Cost - $7,873,266)	7,916,887

	EXCHANGE TRADED FUNDS - 15.1%
	EQUITY FUNDS - 15.1%
4,727	ProShares Ultra QQQ	346,631
10,341	ProShares Ultra S&P500	1,131,616
		1,478,247

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,324,368)	1,478,247

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUNDS - 3.0%
147,384	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.15% (a)	147,384
147,384	First American Government Obligations Fund - Class Z 1.15% (a)	147,384
	TOTAL SHORT-TERM INVESTMENTS (Cost - $294,768)	294,768

	TOTAL INVESTMENTS - 99.0% (Cost - $9,492,402) (b)	$9,689,902
	OTHER ASSETS LESS LIABILITIES - 1.0%	95,287
	NET ASSETS - 100.0%	$9,785,189

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,500,940 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$257,513
Unrealized Depreciation:	(68,551)
Net Unrealized Appreciation:	$188,962

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	15.32%	16.83%	8.89%	N/A	8.13%
Quantified Market Leaders Fund - Advisor Class	14.94%	16.13%	N/A	18.79%	N/A
Wilshire 5000 Total Return Index **	11.16%	21.00%	10.91%	19.02%	12.68%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.69% for Investor Class and 2.29% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should

**	The Wilshire 5000 Total Return Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2017 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	79.6%
Money Market Funds	4.8%
Other Assets Less Liabilities	15.6%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 79.6%
	EQUITY FUNDS - 79.6%
90,469	iShares Core S&P Small-Cap ETF	$6,948,924
301,894	iShares MSCI Emerging Markets ETF	14,225,245
126,405	iShares Russell 1000 Growth ETF	17,024,225
135,669	iShares U.S. Financial Services ETF	17,698,021
309,524	PowerShares KBW Bank Portfolio	17,033,106
	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,376,713)	72,929,521

	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUNDS - 4.8%
2,208,223	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.15% (a)	2,208,223
2,208,223	First American Government Obligations Fund - Class Z 1.15% (a)	2,208,223
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,416,446)	4,416,446

	TOTAL INVESTMENTS - 84.4% (Cost - $74,793,159) (b)	$77,345,967
	OTHER ASSETS LESS LIABILITIES - 15.6%	14,281,040
	NET ASSETS - 100.0%	$91,627,007

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,793,159 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,552,808
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$2,552,808

TOTAL RETURN SWAPS
	Number of	Notional Amount at		Termination		Unrealized
Reference Entity	Shares	December 31, 2017	Interest Rate Payable (1)	Date	Counter Party	Appreciation (2)
First Trust Dow Jones Internet Index Fund	160,149	$17,597,172	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	$206,596
iShares Russell 1000 Growth ETF	29,841	4,018,986	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	109,925
iShares Russell 2000 Growth ETF	149,885	27,983,530	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	149,834
iShares PHLX Semiconductor ETF	79,596	13,516,197	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	99,918
VanEck Vectors Semiconductor ETF	40,915	4,001,896	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	355,462
Total						$921,735

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Amount subject to equity risk exposure.

LIBOR	-	London Interbank Offered Rate

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	9.20%	15.54%	3.07%	N/A	4.11%
Quantified Alternative Investment Fund - Advisor Class	8.89%	14.74%	N/A	8.20%	N/A
S&P 500 Total Return Index **	11.42%	21.83%	11.41%	18.42%	13.32%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 2.10% for Investor Class and 2.70% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks,

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2017 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	82.6%
Alternative Funds	5.5%
Open-Ended Mutual Funds:
Asset Allocation Funds	3.2%
Equity Funds	2.1%
Money Market Funds	4.4%
Other Assets less Liabilities	2.2%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	OPEN-END MUTUAL FUNDS - 5.3%
	ASSET ALLOCATION FUNDS - 3.2%
27,482	Balter European L/S Small Cap Fund - Institutional Class	$309,777

	EQUITY FUNDS - 2.1%
11,536	ACM Dynamic Opportunity Fund - Class A*	204,303

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $496,722)	514,080

	EXCHANGE TRADED FUNDS - 88.1%
	ALTERNATIVE FUNDS - 5.5%
7,909	First Trust Long/Short Equity ETF	310,745
6,810	Hull Tactical U.S. ETF	184,823
942	WisdomTree Managed Futures Strategy Fund	37,727
		533,295
	EQUITY FUNDS - 82.6%
3,595	Fidelity MSCI Information Technology Index ETF	179,642
12,167	Financial Select Sector SPDR Fund	339,581
893	First Trust Dow Jones Internet Index Fund *	98,123
5,768	First Trust Industrials/Producer Durables AlphaDEX Fund	234,123
3,492	First Trust Materials AlphaDEX Fund	153,103
14,529	First Trust NASDAQ Clean Edge Green Energy Index Fund	294,939
944	Guggenheim S&P Spin-Off ETF	49,164
4,557	Guggenheim Solar ETF	114,517
16,505	Horizons NASDAQ-100 Covered Call ETF	405,528
8,058	Horizons S&P 500 Covered Call ETF	405,398
2,417	Industrial Select Sector SPDR Fund	182,894
2,487	iShares Global Materials ETF	174,277
1,333	iShares Global Tech ETF	204,829
1,487	iShares MSCI Chile ETF	77,562
396	iShares MSCI South Africa ETF	27,716
797	iShares MSCI South Korea ETF	59,719
1,233	iShares MSCI Thailand ETF	114,053
687	iShares North American Tech ETF	115,959
254	iShares North American Tech-Multimedia Networking ETF	12,313
128	iShares Transportation Average ETF	24,529
1,160	iShares U.S. Basic Materials ETF	118,552
2,131	iShares U.S. Financial Services ETF	277,989
1,639	iShares U.S. Aerospace & Defense ETF	308,312
397	iShares U.S. Regional Banks ETF	19,568
10,950	Janus Velocity Volatility Hedge Large Cap ETF	400,387
4,900	Materials Select Sector SPDR Fund	296,597
4,392	PowerShares Aerospace & Defense Portfolio	236,729
16,262	Powershares WilderHill Clean Energy Portfolio *	412,404
5,588	REX VolMAXX Short Weekly Futures Strategy ETF	192,618
322	SPDR NYSE Technology ETF	26,987
516	SPDR S&P Bank ETF	24,427
1,012	SPDR S&P Global Natural Resources ETF	49,659
158	SPDR S&P Regional Banking ETF	9,298
10,149	SPDR SSgA Global Allocation ETF	388,402
1,586	SPDR SSgA Multi-Asset Real Return ETF	41,918
5,267	Technology Select Sector SPDR Fund	336,825
6,651	VanEck Vectors Egypt Index ETF	217,484
1,734	VanEck Vectors Global Alternative Energy ETF	106,051
27,056	VanEck Vectors Vietnam ETF	483,761
4,461	Vanguard Financials ETF	312,449
940	Vanguard Materials ETF	128,498
13,601	Wisdomtree CBOE S&P 500 Putwrite Strategy Fund	395,245
		8,052,129

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,396,718)	8,585,424

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUNDS - 4.4%
216,129	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.15% (a)	$216,129
216,129	First American Government Obligations Fund - Class Z 1.15% (a)	216,129
	TOTAL SHORT-TERM INVESTMENTS (Cost - $432,258)	432,258

	TOTAL INVESTMENTS - 97.8% (Cost - $9,325,698) (b)	$9,531,762
	OTHER ASSETS LESS LIABILITIES - 2.2%	210,981
	NET ASSETS - 100.0%	$9,742,743

*	Non-Income producing investment

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,332,030 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$219,396
Unrealized Depreciation:	(19,664)
Net Unrealized Appreciation:	$199,732

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2017	Depreciation (1)
11	NASDAQ 100 E-Mini Future	March-18	$1,409,925	$(6,482)

(1)	Amount subject to equity risk exposure.

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

			Since Inception
	Six Months	One Year	November 13, 2015
Quantified STF Fund - Investor Class	26.16%	68.92%	17.71%
Quantified STF Fund - Advisor Class	25.80%	67.84%	17.21%
Nasdaq 100 Total Return Index **	13.88%	32.99%	19.33%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.69% for Investor Class and 2.29% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December.

Portfolio holdings by types of investments as of December 31, 2017 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	24.5%
Equity Fund	0.5%
Bonds & Notes:
Banks	11.5%
Pharmaceuticals	3.7%
Food	2.8%
Insurance	2.8%
Telecommunications	2.8%
Healthcare-Services	2.7%
Certificates of Deposit:
Banks	18.1%
Money Market Funds	3.1%
Other Investments and Other Assets less Liabilities	27.5%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 42.0%
	AIRLINES - 0.9%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$1,004,728

	APPAREL - 0.9%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,000,754

	AUTO MANUFACTURERS - 0.5%
500,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	506,419

	BANKS - 11.5%
1,000,000	Bank of America Corp.	2.1510	11/9/2020	996,105
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,001,521
1,000,000	Barclays Bank PLC	2.3750	10/27/2020	990,639
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	1,002,635
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,003,454
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	506,367
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,008,128
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	1,000,190
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,000,138
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,003,401
1,000,000	Skandinaviska Enskilda Banken AB	2.6250	3/15/2021	1,004,172
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	971,848
1,000,000	Wells Fargo & Co.	2.5500	12/7/2020	1,004,473
				12,493,071
	BEVERAGES - 0.9%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	998,191

	COMMERCIAL SERVICES - 0.9%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,009,137

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,000,000	Intercontinental Exchange, Inc.	2.7500	12/1/2020	1,016,428

	FOOD - 2.8%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,000,186
1,000,000	Kellogg Co.	4.0000	12/15/2020	1,048,085
1,000,000	The Kroger Co.	3.3000	1/15/2021	1,020,579
				3,068,850
	HEALTHCARE - PRODUCTS - 1.9%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	1,007,358
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,001,008
				2,008,366
	HEALTHCARE - SERVICES - 2.7%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	999,643
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,000,496
1,000,000	UnitedHealth Group, Inc.	2.1250	3/15/2021	993,098
				2,993,237
	INSURANCE - 2.8%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,022,498
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,003,800
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,001,065
				3,027,363
	INTERNET - 0.9%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,001,759

	LEISURE TIME - 1.0%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,044,418

	MACHINERY- CONSTRUCTION & MINING - 0.9%
1,000,000	Caterpillar Financial Services Corp.	2.5000	11/13/2020	1,005,506

	OFFICE/BUSINESS EQUIPMENT - 0.9%
1,000,000	Xerox Corp.	2.8000	5/15/2020	998,797

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 42.0% (Continued)
	PHARMACEUTICALS - 3.7%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	$999,601
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	993,492
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	994,775
500,000	Mead Johnson Nutrition Co.	3.0000	11/15/2020	507,697
500,000	Medco Health Solutions, Inc.	4.1250	9/15/2020	519,188
				4,014,753
	RETAIL - 2.3%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	999,834
500,000	Home Depot, Inc.	2.0000	4/1/2021	495,303
1,000,000	McDonald’s Corp.	3.5000	7/15/2020	1,030,301
				2,525,438
	SEMICONDUCTORS - 1.9%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,016,917
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,003,779
				2,020,696
	SOVEREIGN - 0.9%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	1,031,147

	TELECOMMUNICATIONS - 2.8%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	999,506
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,008,968
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	999,284
				3,007,758

	TOTAL BONDS & NOTES (Cost - $45,826,512)			45,776,816

	CERTIFICATE OF DEPOSIT - 20.6%
	AUTO MANUFACTURERS - 1.8%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	999,696
1,000,000	BMW Bank of North America	1.6000	1/22/2019	998,531
				1,998,227
	BANKS - 18.1%
1,000,000	Ally Bank	2.2000	12/28/2020	1,000,880
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	997,607
1,000,000	Bar Harbor Bank & Trust	2.2000	12/29/2020	1,000,872
500,000	Barclays Bank Delaware	1.9500	10/26/2020	497,401
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,000,110
500,000	Capital One NA	1.9500	9/28/2020	497,647
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	990,998
1,000,000	Compass Bank	1.3500	1/2/2018	1,000,013
1,000,000	ConnectOne Bank	2.2000	12/28/2020	1,000,885
1,000,000	Discover Bank	1.9500	10/5/2020	995,170
250,000	FirstBank Puerto Rico	1.9500	10/13/2020	248,756
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,001,682
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,000,891
1,000,000	HSBC Bank USA	1.2500	2/8/2021	999,899
1,000,000	JPMorgan Chase Bank NA	1.2500	2/10/2021	995,189
500,000	Merrick Bank Corp/South Jordan UT	1.9000	10/30/2020	496,673
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	999,254
1,000,000	State Bank of India	2.1500	12/16/2019	1,000,031
1,000,000	UBS Bank USA	1.6500	6/7/2021	979,909
1,000,000	WebBank	1.2000	2/26/2019	993,504
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	999,398
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	979,881
				19,676,650
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	497,647

	SAVINGS & LOANS - 0.2%
250,000	Third Federal Savings & Loan Association of Cleveland	1.9500	10/27/2020	248,696

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $22,499,758)			22,421,220

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 25.0%
	DEBT FUNDS - 24.5%
52,700	Guggenheim BulletShares 2018 Corporate Bond ETF	$1,111,443
316,500	Guggenheim BulletShares 2019 Corporate Bond ETF	6,674,004
418,100	Guggenheim BulletShares 2020 Corporate Bond ETF	8,901,349
316,200	Guggenheim BulletShares 2021 Corporate Bond ETF	6,681,306
22,200	Guggenheim Ultra Short Duration ETF	1,113,108
36,600	SPDR Portfolio Short Term Corporate Bond ETF	1,113,372
		25,594,582
	EQUITY FUND - 0.5%
3,200	Powershares QQQ Trust Series 1	498,432

	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,254,388)	26,093,014

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUNDS - 3.1%
1,714,089	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.15% (a)	1,714,089
1,714,089	First American Government Obligations Fund - Class Z 1.15% (a)	1,714,089
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,428,178)	3,428,178

	TOTAL INVESTMENTS - 90.7% (Cost - $98,008,836) (b)	$97,719,228
	OTHER ASSETS LESS LIABILITIES - 9.3%	11,260,010
	NET ASSETS - 100.0%	$108,979,238

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $98,016,716 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$100,026
Unrealized Depreciation:	(397,514)
Net Unrealized Depreciation:	$(297,488)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2017	Appreciation (1)
1,693	Nasdaq 100 E-Mini Future	March-18	$217,000,275	$1,509,515

(1)	Amount subject to equity risk exposure.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$38,683,831	$9,492,402	$74,793,159	$9,325,698	$98,008,836
At value	$38,698,558	$9,689,902	77,345,967	$9,531,762	$97,719,228
Cash collateral for swaps	—	—	13,390,000	—	—
Cash	258,153	—	—		18,156
Deposits with brokers for futures	126,588	84,615	—	215,254	8,692,521
Receivable:
Unrealized appreciation on futures	1,021	—	—	—	1,509,515
Unrealized appreciation on swap contracts	—	—	921,735	—	—
Securities sold	1,784,502	—	—	—	1,159,955
Dividends and Interest	62,761	10,239	86,797	4,825	447,021
Fund shares sold	2,008	—	4,743	38	94,249
Prepaid expenses and other assets	6,945	15,429	15,399	12,269	14,550
Total Assets	40,940,536	9,800,185	91,764,641	9,764,148	109,655,195

Liabilities:
Payables:
Securities purchased	1,623,778	—	—	—	60,187
Unrealized depreciation on futures	—	—	—	6,482	—
Investment advisory fees	21,055	6,274	41,122	3,233	92,198
Fund shares redeemed	10,949	5,326	40,301	8,869	463,459
Distributions (12b-1) fees	8,093	2,153	25,269	2,114	23,204
Payable to related parties	7,409	—	19,359	—	23,103
Shareholder servicing fees - Investor Class	4,209	1,243	11,583	707	13,806
Total Liabilities	1,675,493	14,996	137,634	21,405	675,957

Net Assets	$39,265,043	$9,785,189	$91,627,007	$9,742,743	$108,979,238

Net Assets Consist of:
Capital Stock	$40,746,368	$9,246,183	$85,389,463	$9,397,542	$104,833,526
Accumulated undistributed net investment income (loss)	517,579	(24,715)	(2,776,116)	11,321	66,654
Accumulated net realized gain (loss) from investments, futures and swaps	(2,014,652)	366,221	5,539,117	134,298	2,859,151
Net unrealized appreciation (depreciation) on:
Investments	14,727	197,500	2,552,808	206,064	(289,608)
Futures	1,021	—	—	(6,482)	1,509,515
Swaps	—	—	921,735	—	—
Net Assets	$39,265,043	$9,785,189	$91,627,007	$9,742,743	$108,979,238

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$39,054,556	$9,681,136	$90,897,965	$9,711,748	$108,726,086
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	4,085,787	911,041	8,130,252	966,634	10,637,178
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.56	$10.63	$11.18	$10.05	$10.22
Advisor Class Shares:
Net Assets	$210,487	$104,053	$729,042	$30,995	$253,152
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	22,014	9,888	65,908	3,100	25,113
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.56	$10.52	$11.06	$10.00	$10.08

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six months Ended December 31, 2017

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund

Investment Income
Dividends (net of foreign tax withholdings $0, $1,197, $0,$0 and $0, respectively)	$765,235	$63,044	$501,097	$201,792	$231,963
Interest	5,888	2,635	25,059	2,038	656,178
Total Investment Income	771,123	65,679	526,156	203,830	888,141

Expenses
Investment advisory fees	134,151	37,131	310,133	35,172	494,532
Administration fees	46,506	12,872	107,514	12,193	128,578
Distribution (12b-1) fees
Investor	44,307	12,261	102,731	11,689	123,400
Advisor	1,641	464	2,587	139	937
Shareholder servicing fees - Investor Class	26,584	7,357	61,639	7,014	74,040
Miscellaneous expenses	—	546	—	—	—
Total Operating Expenses	253,189	70,631	584,604	66,207	821,487

Net Investment Income (Loss)	517,934	(4,952)	(58,448)	137,623	66,654

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	601,234	760,268	4,166,631	445,329	35,872
Futures	(145,795)	(11,941)	—	99,406	13,842,648
Swaps	—	—	5,923,263	—	—
	455,439	748,327	10,089,894	544,735	13,878,520
Net change in unrealized appreciation (depreciation) on:
Investments	(336,712)	138,985	2,559,419	119,222	(505,369)
Futures	1,021	—	—	7,763	8,838,427
Swaps	—	—	(1,013,922)	—	—
	(335,691)	138,985	1,545,497	126,985	8,333,058

Net Realized and Unrealized Gain on Investment, Futures and Swaps	119,748	887,312	11,635,391	671,720	22,211,578

Net Increase in Net Assets Resulting From Operations	$637,682	$882,360	$11,576,943	$809,343	$22,278,232

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2017

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2017	2017	2017	2017
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$517,934	$972,684	$(4,952)	$7,996
Net realized gain from investments, futures and distributions from underlying investment companies	455,439	1,101,747	748,327	1,381,855
Net change in unrealized appreciation (depreciation) on investments futures and swaps	(335,691)	(597,027)	138,985	12,498
Net Increase in Net Assets Resulting From Operations	637,682	1,477,404	882,360	1,402,349

Distributions to Shareholders from:
Net investment income:
Investor Class	(959,218)	(476,560)	(21,961)	—
Advisor Class	(2,260)	(2,691)	—	—
Net realized gains:
Investor Class	—	—	(1,407,420)	—
Advisor Class	—	—	(14,971)	—
Total Distributions to Shareholders	(961,478)	(479,251)	(1,444,352)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	31,645,734	102,765,718	1,001,335	11,337,475
Advisor Class	209,270	1,123,265	22,193	81,438
Net asset value of shares issued in reinvestment of distributions
Investor Class	959,218	476,560	1,429,379	—
Advisor Class	2,260	2,691	14,971	—
Payments for shares redeemed
Investor Class	(35,498,949)	(100,663,937)	(2,241,378)	(5,704,866)
Advisor Class	(269,472)	(929,615)	(14,409)	(27,956)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(2,951,939)	2,774,682	212,091	5,686,091

Total Increase (Decrease) in Net Assets	(3,275,735)	3,772,835	(349,901)	7,088,440

Net Assets:
Beginning of Period	42,540,778	38,767,943	10,135,090	3,046,650
End of Period *	$39,265,043	$42,540,778	$9,785,189	$10,135,090

* Includes accumulated undistributed net investment income (loss)	$517,579	$961,123	$(24,715)	$2,198

Share Activity
Investor Class:
Shares Sold	3,255,344	10,886,517	85,275	1,121,722
Shares issued in reinvestments of Distributions	100,547	51,023	134,720	—
Shares Redeemed	(3,655,930)	(10,689,226)	(193,337)	(550,283)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(300,039)	248,314	26,658	571,439

Advisor Class:
Shares Sold	21,813	119,492	1,881	7,788
Shares issued in reinvestments of Distributions	237	290	1,424	—
Shares Redeemed	(28,035)	(99,760)	(1,256)	(2,764)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(5,985)	20,022	2,049	5,024

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2017

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2017	2017	2017	2017
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(58,448)	$336,453	$137,623	$27,066
Net realized gain from investments, futures, and swaps	10,089,894	14,082,814	544,735	183,969
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	1,545,497	(3,646,112)	126,985	32,094
Net Increase in Net Assets Resulting From Operations	11,576,943	10,773,155	809,343	243,129

Distributions to Shareholders from:
Net investment income:
Investor Class	(2,066,095)	(1,565,638)	(149,933)	(3,585)
Advisor Class	(13,968)	(7,013)	(303)	(4)
Net realized gains:
Investor Class	(7,773,210)	—	(150,508)	—
Advisor Class	(63,242)	—	(474)	—
Total Distributions to Shareholders	(9,916,515)	(1,572,651)	(301,218)	(3,589)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	44,673,936	82,241,837	1,927,954	9,620,042
Advisor Class	314,485	715,460	11,555	9,044
Net asset value of shares issued in reinvestment of distributions
Investor Class	9,838,838	1,565,639	300,442	3,585
Advisor Class	77,211	7,012	777	4
Payments for shares redeemed
Investor Class	(35,247,970)	(97,361,862)	(1,659,878)	(5,164,125)
Advisor Class	(109,185)	(379,167)	(1,130)	(13,354)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	19,547,315	(13,211,081)	579,720	4,455,196

Total Increase (Decrease) in Net Assets	21,207,743	(4,010,577)	1,087,845	4,694,736

Net Assets:
Beginning of Period	70,419,264	74,429,841	8,654,898	3,960,162
End of Period *	$91,627,007	$70,419,264	$9,742,743	$8,654,898
* Includes accumulated undistributed net investment income (loss)	$(2,776,116)	$(637,605)	$11,321	$23,934

Share Activity
Investor Class:
Shares Sold	3,800,778	8,026,198	193,489	1,039,005
Shares issued in reinvestments of Distributions	878,468	141,944	29,924	395
Shares Redeemed	(2,985,423)	(9,481,102)	(166,659)	(561,356)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,693,823	(1,312,960)	56,754	478,044

Advisor Class:
Shares Sold	26,057	71,801	1,190	986
Shares issued in reinvestments of Distributions	6,968	640	78	—
Shares Redeemed	(9,775)	(35,873)	(117)	(1,428)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	23,250	36,568	1,151	(442)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2017

	Quantified STF Fund
	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$66,654	$(34,543)
Net realized gain from investments, foreign currency and futures	13,878,520	34,988,357
Net change in unrealized appreciation (depreciation) on investments and futures	8,333,058	(7,925,563)
Net Increase in Net Assets Resulting From Operations	22,278,232	27,028,251

Distributions to Shareholders from:
Net investment income:
Investor Class	—	(6,703)
Advisor Class	—	(29)
Net realized gains:
Investor Class	(30,779,888)	—
Advisor Class	(76,386)	—
Total Distributions to Shareholders	(30,856,274)	(6,732)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	19,606,591	49,729,586
Advisor Class	134,014	108,014
Net asset value of shares issued in reinvestment of distributions:
Investor Class	30,703,153	6,703
Advisor Class	61,460	29
Payments for shares redeemed
Investor Class	(21,740,625)	(70,365,292)
Advisor Class	(25,416)	(16,531)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	28,739,177	(20,537,491)

Total Increase in Net Assets	20,161,135	6,484,028

Net Assets:
Beginning of Period	88,818,103	82,334,075
End of Period*	$108,979,238	$88,818,103

* Includes accumulated undistributed net investment income	$66,654	$—

Share Activity
Investor Class:
Shares Sold	1,506,660	5,576,902
Shares issued in reinvestments of Distributions	2,957,915	769
Shares Redeemed	(1,730,569)	(7,656,429)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,734,006	(2,078,758)

Share Activity
Advisor Class:
Shares Sold	10,060	10,809
Shares issued in reinvestments of Distributions	6,001	4
Shares Redeemed	(1,908)	(1,500)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	14,153	9,313

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund
December 31, 2017

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class							Advisor Class
	Six Months Ended					Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31,		Year Ended June 30,			June 30,		December 31,		June 30,	June 30,
	2017		2017	2016	2015	2014 (1)		2017		2017	2016 (1)
	(Unaudited)							(Unaudited)

Net asset value, beginning of year or period	$9.64		$9.35	$9.35	$10.27	$10.00		$9.54		$9.34	$9.04
Activity from investment operations:
Net investment income (2)	0.14		0.22	0.13	0.20	0.15		0.09		0.14	0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies (3)	0.02		0.16	0.22	(0.58)	0.20		0.03		0.17	0.26
Total from investment operations	0.16		0.38	0.35	(0.38)	0.35		0.12		0.31	0.30
Distributions to Shareholders:
Net investment income	(0.24)		(0.09)	(0.35)	(0.18)	(0.08)		(0.10)		(0.11)	—
Net realized gains	—		—	—	(0.36)	(0.00	) (3)	—		—	—
Total distributions	(0.24)		(0.09)	(0.35)	(0.54)	(0.08)		(0.10)		(0.11)	—
Net asset value, end of year or period	$9.56		$9.64	$9.35	$9.35	$10.27		$9.56		$9.54	$9.34
Total return (4)	1.67	% (5)	4.13%	3.89%	(3.84)%	3.58	% (5)	1.30	% (5)	3.31%	3.32	% (5)
Net assets, end of year or period (in 000s)	$39,055		$42,274	$38,693	$32,401	$54,190		$210		$267	$75
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.41	% (7)	1.41%	1.44%	1.44%	1.44	% (7)	2.01	% (7)	2.01%	2.04	% (7)
Ratio of net investment income to average net assets (6,8)	2.90	% (7)	2.31%	1.40%	2.04%	1.69	% (7)	1.91	% (7)	1.40%	1.65	% (7)
Portfolio turnover rate	295	% (5)	491%	718%	872%	570	% (5)	295	% (5)	491%	718	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Represents less than $0.01 per share.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund
December 31, 2017

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class							Advisor Class
	Six Months Ended					Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31,		Year Ended June 30,			June 30,		December 31,		June 30,	June 30,
	2017		2017	2016	2015	2014 (1)		2017		2017	2016 (1)
	(Unaudited)							(Unaudited)

Net asset value, beginning of year or period	$11.36		$9.65	$9.78	$10.20	$10.00		$11.27		$9.64	$9.23
Activity from investment operations
Net investment income (loss) (2)	(0.01)		0.01	0.03	(0.02)	(0.01)		(0.04)		(0.07)	0.02
Net realized and unrealized gain (loss) on investments and futures (3)	1.08		1.70	(0.16)	0.09 (3)	0.44		1.06		1.70	0.39	(3)
Total from investment operations	1.07		1.71	(0.13)	0.07	0.43		1.02		1.63	0.41
Distributions to Shareholders:
Net investment income	(0.03)		—	—	(0.02)	—		—		—	—
Net realized gains	(1.77)		—	—	(0.47)	(0.23)		(1.77)		—	—
Total distributions	(1.80)		—	—	(0.49)	(0.23)		(1.77)		—	—
Net asset value, end of year or period	$10.63		$11.36	$9.65	$9.78	$10.20		$10.52		$11.27	$9.64
Total return (4)	9.42	% (5)	17.72%	(1.33)%	0.68%	4.26	% (5)	9.05	% (5)	16.91%	4.44	% (5)
Net assets, end of year or period (in 000s)	$9,681		$10,047	$3,020	$5,915	$6,765		$104		$88	$27
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.43	% (7)	1.41%	1.46%	1.45%	1.44	% (7)	2.03	% (7)	2.01%	2.04	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	(0.10	)% (7)	0.09%	0.27%	(0.16)%	(0.11	)% (7)	(0.69	)% (7)	(0.63)%	0.78	% (7)
Portfolio turnover rate	463	% (5)	1,018%	961%	1,429%	1,327	% (5)	463	% (5)	1,018%	961	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund
December 31, 2017

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class									Advisor Class
	Six Months Ended							Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31,		Year ended June 30,					June 30,		December 31,		June 30,		June 30,
	2017		2017		2016		2015	2014 (1)		2017		2017		2016 (1)
	(Unaudited)									(Unaudited)

Net asset value, beginning of year or period	$10.87		$9.60		$10.21		$11.09	$10.00		$10.76		$9.58		$9.31
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.05		(0.01)		(0.06)	(0.02)		(0.03)		0.01		0.03
Net realized and unrealized gain (loss) on investments, futures, swaps and other investment companies (3)	1.68		1.46		(0.45)		(0.09)	1.24		1.64		1.44		0.24	(3)
Total from investment operations	1.67		1.51		(0.46)		(0.15)	1.22		1.61		1.45		0.27
Distributions to Shareholders:
Net investment income	(0.29)		(0.24)		—		—	(0.01)		(0.24)		(0.27)		—
Net realized gains	(1.07)		—		(0.15)		(0.73)	(0.12)		(1.07)		—		—
Total distributions	(1.36)		(0.24)		(0.15)		(0.73)	(0.13)		(1.31)		(0.27)		0.00
Net asset value, end of year or period	$11.18		$10.87		$9.60		$10.21	$11.09		$11.06		$10.76		$9.58
Total return (4)	15.32	% (6)	15.68	% (5)	(4.46	)% (5)	(1.42)%	12.22	% (6)	14.94	% (6)	15.05	% (6)	2.90	% (6)
Net assets, end of year or period (in 000s)	$90,898		$69,960		$74,371		$97,483	$133,898		$729		$459		$58
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.41	% (8)	1.41%		1.44%		1.43%	1.42	% (8)	2.01	% (8)	2.01%		2.04	% (8)
Ratio of net investment income(loss) to average net assets (7,9)	(0.14	)% (8)	0.46%		(0.21)%		(0.58)%	(0.22	)% (8)	(0.48	)% (8)	(0.01)%		1.57	% (8)
Portfolio turnover rate	171	% (6)	558%		687%		490%	887	% (6)	171	% (6)	558%		687	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund
December 31, 2017

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class								Advisor Class
	Six Months Ended						Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31,		Year ended June 30,				June 30,		December 31,		June 30,		June 30,
	2017		2017	2016	2015		2014 (1)		2017		2017		2016 (1)
	(Unaudtied)								(Unaudtied)

Net asset value, beginning of year or period	$9.49		$9.12	$9.50	$10.93		$10.00		$9.42		$9.12		$8.91
Activity from investment operations:
Net investment income (loss) (2)	0.15		0.05	0.00	0.03		0.02		0.13		(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies (3)	0.73		0.32	(0.26)	(0.38)		1.15		0.71		0.36		0.27	(3)
Total from investment operations	0.88		0.37	(0.26)	(0.35)		1.17		0.84		0.30		0.21
Distributions to Shareholders:
Net investment income	(0.16)		— (4)	(0.04)	—		(0.06)		(0.10)		—	(4)	—
Net realized gains	(0.16)		—	(0.08)	(1.08)		(0.18)		(0.16)		—		—
Total distributions	(0.32)		— (4)	(0.12)	(1.08)		(0.24)		(.26)		—	(4)	—
Net asset value, end of year or period	$10.05		$9.49	$9.12	$9.50		$10.93		$10.00		$9.42		9.12
Total return (5)	9.20	% (7)	4.09%	(2.75)%	(3.33	)% (6)	11.70	% (7)	8.89	% (7)	3.31	% (6)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$9,712		$8,637	$3,938	$8,068		$10,851		$31		$18		$22
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.41	% (9)	1.43%	1.44%	1.42%		1.42	% (9)	2.01	% (9)	2.03%		2.04	% (9)
Ratio of net investment income (loss) to average net assets (8,10)	2.93	% (9)	0.49%	0.02%	0.30%		0.25	% (9)	2.52	% (9)	(0.65)%		(2.17	)% (9)
Portfolio turnover rate	265	% (7)	625%	687%	1,040%		1,071	% (7)	265	% (7)	625%		687	% (7)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions. Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ

(6)	from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class						Advisor Class
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31,		June 30,		June 30,		December 31,		June 30,	June 30,
	2017		2017		2016 (1)		2017		2017	2016 (1)
	(Unaudited)						(Unaudited)

Net asset value, beginning of period	$11.22		$8.25		$10.00		$11.14		$8.24	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		—	(8)	(0.01)		(0.03)		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies (3)	2.99		2.97		(1.74)		2.97		2.98	(1.75)
Total from investment operations	3.00		2.97		(1.75)		2.94		2.91	(1.76)
Distributions to Shareholders
Distributions from net investment income	—		—	(8)	—		—		(0.01)	—
Net realized gains	(4.00)		—	(8)	—		(4.00)		—	—
Total distributions	(4.00)		—	(8)	—		(4.00)		(0.01)	—
Net asset value, end of period	$10.22		$11.22		$8.25		$10.08		$11.14	$8.24
Total return (3,4)	26.16	% (4)	36.01%		(17.50	)% (4)	25.80%		35.32%	(17.60	)% (4)
Net assets, end of period (in 000s)	$108,726		$88,696		$82,320		$253		$122	$14
Ratios/Supplemental Data:
Ratio of expenses to average net assets (5,6)	1.66	% (5)	1.66%		1.69	% (5)	2.26	% (4)	2.26%	2.29	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.13	% (5)	(0.04)%		(0.13	)% (5)	(0.44	)% (4)	(0.80)%	(0.25	)% (5)
Portfolio turnover rate (4)	24	% (4)	41%		59	% (4)	24%		41%	59	% (4)

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified STF, which is non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds’ Investor Class commenced operations on August 9, 2013 and the Advisor Class commenced operations on March 18, 2016, except for both classes of Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

–	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.

–	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

–	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

–	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

–	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

obligations having sixty days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for each Funds’ assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$3,600,084	$—	$—	$3,600,084
Exchange Traded Funds	33,583,159	—	—	33,583,159
Money Market Funds	1,515,315	—	—	1,515,315
Total	$38,698,558	$—	$—	$38,698,558
Derivatives
Futures Contracts	$1,021	$—	$—	$1,021
Total Assets	$38,699,579	$—	$—	$38,699,579

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$7,916,887	$—	$—	$7,916,887
Exchange Traded Funds	1,478,247	—	—	1,478,247
Money Market Funds	294,768	—	—	294,768
Total	$9,689,902	$—	$—	$9,689,902

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$72,929,521	$—	$—	$72,929,521
Money Market Funds	4,416,446	—	—	4,416,446
Total	$77,345,967	$—	$—	$77,345,967
Derivatives
Swaps	$921,735		$—	$921,735

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$514,080	$—	$—	$514,080
Exchange Traded Funds	8,585,424	—	—	8,585,424
Money Market Funds	432,258	—	—	432,258
Total	$9,531,762	$—	$—	$9,531,762
Liabilities
Derivatives
Futures Contracts	$(6,482)	$—	$—	$(6,482)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$—	$45,776,816	$—	$45,776,816
Certificate of Deposit	—	$22,421,220	—	22,421,220
Exchange Traded Funds	$26,093,014	—	—	26,093,014
Money Market Funds	3,428,178	—	—	3,428,178
Total	$29,521,192	$68,198,036	$—	$97,719,228
Derivatives
Futures Contracts	$1,509,515	$—	$—	$1,509,515

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months ended December 31, 2017.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps. Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2017, Quantified Market Leaders Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2014 – 2016) or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2017 for all Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$104,513,137	$108,222,423
Quantified All-Cap Equity Fund	42,586,829	43,340,583
Quantified Market Leaders Fund	119,039,480	110,810,049
Quantified Alternative Investment Fund	23,521,771	22,499,419
Quantified STF Fund	41,123,526	19,545,584

4.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2017:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation on Futures
Futures	Unrealized depreciation on Futures
Total Return Swaps	Unrealized appreciation on Swaps

At December 31, 2017 , the fair value of derivatives instruments was as follows:

	Asset derivatives

Quantified Managed Income Fund	Futures - Interest Rate Contracts	$1,021
Quantified Market Leaders Fund	Swap Contracts - Equity Contracts	921,735
Quantified STF Fund	Futures - Equity Contracts	1,509,515

	Liability derivatives

		Equity Contracts
Quantified Alternative Investment Fund	Futures	$(6,482)

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Transactions in derivative instruments during the six months ended December 31, 2017, were as follows:

		Equity/Interest
		Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$(145,795)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$1,021

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(11,941)

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$6,016,876
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$(1,107,535)

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$99,406
	Change in unrealized appreciation (depreciation) (2)
	Futures	$7,764

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$13,842,648
	Change in unrealized appreciation (depreciation) (2)
	Futures	$8,838,428
(1)	Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swap contracts.

Associated Risk

The derivative instruments outstanding as of December 31, 2017 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the futures volume of derivative activity for each Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: Each Fund may invest in derivative instruments (the “Product”) issued for the Fund by Credit Suisse. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s standing is likely to reduce the market value of the Product and therefore the price an investor

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2017.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$1,021	$—	$1,021	$—	$—	$1,021

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swap Contracts	$921,735	$—	$921,735	$—	$—	$921,735

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(6,482)	$—	$(6,482)	$—	$6,482	$—

Quantified STF Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$1,509,515	$—	$1,509,515	$—	$—	$1,509,515

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARITES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the six months ended December 31, 2017, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$134,151
Quantified All-Cap Equity Fund	$37,131
Quantified Market Leaders Fund	$310,133
Quantified Alternative Investment Fund	$35,172
Quantified STF Fund	$494,532

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months ended December 31, 2017, pursuant to the Rule 12b-1 Plan, each Fund paid:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$44,307	$1,641	$45,948
Quantified All-Cap Equity Fund	12,261	464	12,725
Quantified Market Leaders Fund	102,731	2,587	105,318
Quantified Alternative Investment Fund	11,689	139	11,828
Quantified STF Fund	123,400	937	124,337

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros Financial Services, Inc. (“Ceros”) to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2017, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$26,584
Quantified All-Cap Equity Fund	7,357
Quantified Market Leaders Fund	61,639
Quantified Alternative Investment Fund	7,014
Quantified STF Fund	74,040

During the six months ended December 31, 2017, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $41,321, $17,534, $18,156, $9,908 and $33,632 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$479,251	$—	$—	$479,251
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	1,572,651	—	—	1,572,651
Quantified Alternative Investment Fund	3,589	—	—	3,589
Quantified STF Fund	6,732	—	—	6,732

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$1,034,779	$—	$—	$1,034,779
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	1,321,758	8,681	—	1,330,439
Quantified Alternative Investment Fund	23,480	42,614	—	66,094

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$960,885	$—	$—	$(2,311,534)	$193,120	$(1,157,529)
Quantified All-Cap Equity Fund	1,051,020	—	—	—	49,978	1,100,998
Quantified Market Leaders Fund	4,583,109	618	—	—	(6,611)	4,577,116
Quantified Alternative Investment Fund	23,934	—	—	(267,368)	80,510	(162,924)
Quantified STF Fund	5,079,333	7,436,540	—	—	207,881	12,723,754

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Quantified Managed Income Fund	$1,648,087	$663,447	$2,311,534	$1,166,998
Quantified All-Cap Equity Fund	—	—	—	200,234
Quantified Market Leaders Fund	—	—	—	5,087,798
Quantified Alternative Investment Fund	267,368	—	267,368	91,666
Quantified STF Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, the reclassification of Fund distributions, and tax adjustments for swap contracts, real estate investment trusts, grantor trusts, passive foreign investment companies, partnerships, and C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Income Fund	$—	$(11,119)	$11,119
Quantified All-Cap Equity Fund	(1,769)	(6,064)	7,833
Quantified Market Leaders Fund	—	58,875	(58,875)
Quantified Alternative Investment Fund	—	(2,549)	2,549
Quantified STF Fund	—	83,969	(83,969)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2017, Trust Company of America held approximately 80.86% of Managed Income Fund, 82.49% of All-Cap Equity Fund, 78.30% of Market Leaders Fund, 76.09% of Alternative Investment Fund and 84.86% of STF Fund, for the benefit of its customers.

9.	SUBSEQUENT EVENTS

Subsequent events, after the date of the Statements of Assets and Liabilities, have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	7/1/17	12/31/17	Period*	12/31/17	Period*

Quantified Managed Income Fund
Investor Class	1.41%	$1,000.00	$1,016.70	$7.18	$1,018.09	$7.18
Advisor Class	2.01%	$1,000.00	$1,013.00	$10.22	$1,015.06	$10.23
Quantified All-Cap Equity Fund
Investor Class	1.43%	$1,000.00	$1,094.20	$7.54	$1,018.00	$7.27
Advisor Class	2.03%	$1,000.00	$1,090.50	$10.68	$1,014.99	$10.29
Quantified Market Leaders Fund
Investor Class	1.41%	$1,000.00	$1,153.20	$7.66	$1,018.10	$7.17
Advisor Class	2.01%	$1,000.00	$1,149.40	$10.90	$1,015.06	$10.22
Quantified Alternative Investment Fund
Investor Class	1.41%	$1,000.00	$1,092.00	$7.46	$1,018.07	$7.20
Advisor Class	2.01%	$1,000.00	$1,088.90	$10.57	$1,015.09	$10.20
Quantified STF Fund Investor Class
Investor Class	1.66%	$1,000.00	$1,261.60	$9.47	$1,016.84	$8.44
Advisor Class	2.26%	$1,000.00	$1,258.00	$12.89	$1,013.79	$11.49

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

Approval of Advisory and Sub-Advisory Agreement – Quantified Funds

At a meeting held on June 5 and 6, 2017, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund (each a “Fund” and together, the “Funds”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser”), on behalf of the Quantified Funds.

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials covering, but not limited to, the following: the nature, extent and quality of the services provided by the investment adviser to the Funds; the investment performance of the Funds and the investment adviser; the costs of the services to be provided to the Funds; the extent to which economies of scale benefit shareholders; and the profits to be realized by the adviser and its affiliates from the relationship with the Funds.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and the Sub-Adviser’s Form ADVs, a description of the manner in which investment decisions are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for the Funds, including the team of individuals that primary monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Board considered that the Adviser delegates day-to-day investment decisions of the Funds to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. The Board considered that the Adviser continues to provide numerous high-quality services to the Sub-Adviser, including the ongoing monitoring and evaluation of the performance of the Funds, various administrative services, trade

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

execution, compliance and other functions. The Board noted its familiarity with the personnel of the Adviser who service the Sub-Adviser, including noting that there are no changes in personnel, and that it was satisfied with the performance of those individuals. The Board also considered that the Adviser has not reported any material compliance or regulatory matters. The Board also considered the financial resources of the Adviser, including available parent company financial support, and the financial resources of the Sub-Adviser. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to each Fund were satisfactory and reliable.

With respect to the Sub-Adviser, the Board considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of the Funds and also uses the Funds as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for the Funds and recent responses to regulatory inquiries and found that the Sub-Adviser has devoted appropriate resources to compliance. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to each Fund were satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore does not directly control the performance of each Fund. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for each Fund, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the each Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance of the Sub-Adviser, the Board considered the performance of each of the Funds compared to their primary benchmark index and Morningstar category for various periods. The Trustees considered performance comparison information provided by the Adviser, using it as the primary source of relative performance.

With respect to the Quantified Managed Income Fund, the Board noted the Fund outperformed both its primary benchmark, the Bloomberg Barclays Aggregate Bond Index, and Morningstar Intermediate Term Bond category, for the one year period and lagged each for both the three year and since inception periods.

With respect to the Quantified All-Cap Equity Fund, the Board noted that the Fund performed generally in line, although slightly lower, with its benchmark, the S&P 500 Index, as

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

well as the Morningstar Mid-Cap Blend category, for the one year period, but underperformed each for the three year and since inception periods.

For the Quantified Alternative Investment Fund, the Board noted the Fund significantly underperformed its benchmark, the S&P 500 Index, for all time periods. The Board noted the challenge in the application of a broad-based equity only benchmark for an alternative investment fund, and considered the performance of the Fund to the Morningstar Multi-Alternative category, finding that the Fund’s returns were generally in line with the Morningstar category for the one year, three year and since inception periods, although lower.

With regards to the Quantified Market Leaders Fund, the Board noted that the Fund underperformed its benchmark, the Wilshire 5000 Index for the one year period, while also lagging in performance for the three year and since inception periods. The Board also considered that the Fund outperformed the Morningstar category, Mid-Cap Growth category, for the one year period, and underperformed for the three year and since inception periods.

For the Quantified STF Fund, the Board noted the Fund underperformed its benchmark, the NASDAQ 100 Total Return Index for the one year and since inception, but outperformed the Morningstar Equity Long/Short and Morningstar Multi-Alternative categories for the one year period and outperformed Morningstar Multi-Alternative since inception, while lagging Morningstar Equity Long/Short since inception.

The Board noted that with respect to the Quantified Funds, that the recent one-year performance returns were improved over previous periods. The Board concluded that the performance of the Funds has been improving under the Sub-Advisor’s management, and that overall the advisory and sub-advisory services to the Funds regarding their performance was satisfactory.

Fees and Expenses. As to the costs of the services rendered to each Fund by each of the Adviser and Sub-Adviser, the Trustees considered a comparison of the level of advisory fees and total operating expenses charged by each Fund to comparably sized funds in each Fund’s Morningstar Category. The Trustees noted that the Adviser does not advise any investment vehicle with investment objectives and strategies substantially similar to the Funds and that the Sub-Adviser charged higher fees to client accounts with investment mandates similar to those of the Funds.

With respect to the Quantified Managed Income Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 1.73% (Investor Class shares) were within the range of the fees of the comparable funds and classes in the Morningstar Intermediate Term Bond category, while the Advisor Class shares were above similar classes. The Trustees noted that Advisor Class shares expenses of 2.33% were only slightly above similar classes and that the size of the similar class peer group was small and that they concluded expenses were nonetheless reasonable.

With respect to the Quantified All-Cap Equity Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 1.65% (Investor Class shares) were lower than the average

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Blend category. The Trustees noted that Advisor Class shares expenses of 2.23% were lower than the average of similar classes.

With respect to the Quantified Alternative Investment Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 2.07% (Investor Class shares) and 2.67% (Advisor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category.

With respect to the Quantified Market Leaders Fund, the Board considered that the advisory fee of 0.75% and total expense ratio of 1.58% (Investor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Growth category. The Trustees noted that Advisor Class shares expenses of 2.18% were lower than the average of similar classes.

With respect to the Quantified STF Fund, the Board considered that the advisory fee of 1.00% and total expense ratio of 1.72% (Investor Class shares) and 2.32% (Advisor Class shares) were equal to the average of advisory fees and less than the average of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category; and below the respective averages of the Morningstar Equity Long/Short category.

The Board concluded that the management fee and overall expenses charged by each of the Funds were reasonable. The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution, and reviewed the fees payable to each of the Adviser and Sub-Adviser. The Board considered the allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of each Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether profits from each Fund, if any, are reasonable in light of the services provided to the Funds. The Board considered that the net profits after both the direct and indirect costs of operating the Funds, in terms of both dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser, were not excessive and were generally not profitable or only slightly profitable at current asset levels. The Board also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Quantified Funds, noting that the level of such compensation did not appear to be unreasonable in relation to the services rendered, and further that with inclusion of this revenue the Sub-Adviser’s relationship with the Funds was generally not profitable or only marginally profitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

profitability from each of the Adviser’s and Sub-Adviser’s relationship with each Fund was reasonable.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Funds. The Board reviewed the profitability analyses and selected financial information provided by the Adviser and Sub-Adviser taking into consideration the Adviser’s and Sub-Adviser’s expected capacity to grow the Funds and concluded that at the current asset levels, economies of scale were not being achieved but would be revisited as the Funds grew.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements for an additional one-year period was in the best interests of each of the Funds and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Funds’ surrounding circumstances.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/8/18

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 3/8/18